Summary of Significant Accounting Policies (Details Textual) - USD ($)		12 Months Ended
	Dec. 10, 2015	Dec. 31, 2015	Dec. 31, 2014	Dec. 31, 2013	Sep. 30, 2014	Jul. 17, 2014	Jun. 05, 2013	Dec. 31, 2011
Accounting Policies [Line Items]
Revenues Earned Based On Percentage Of Non Negotiable Chips		0.05%
Change Of Revenue Recognition Model		Beginning on September 1, 2012, the Company changed its remuneration model from a fixed commission model of 1.25% of the rolling chip turnover to a revenue sharing model in Macau.
Advertising Expense		$ 514,923	$ 709,609	$ 348,384
Directors Compensation Value Payable In Ordinary Shares		$ 20,000
Share-based Compensation Arrangement by Share-based Payment Award, Number of Shares Authorized		500,000						200,000
Ordinary Shares Issuable To Directors and Key Management Employees		145,980			60,790	60,790
Sale of Stock, Price Per Share							$ 4.07
Percentage Of Rolling Tax Rate		0.01%
Undistributed Earnings		$ 271,898,000	256,283,000
Deferred Tax Liabilities		$ 32,628,000	$ 30,754,000
Weighted Average Number Basic And Diluted Outstanding Shares Adjustment Description		Accordingly, as required by FASB ASC Topic 260 Earnings Per Share the number of weighted average Ordinary Shares outstanding for basic and diluted earnings per share have been increased retroactively by a factor of 1.081 for all periods presented before June 21, 2013.
Junk Agents, Percentage Of Market Receivable			10.00%
Accrued Liabilities		$ 209,000	$ 209,000
Compensation 2014 [Member]
Accounting Policies [Line Items]
Stock Issued During Period, Shares, Share-based Compensation, Gross	111,730
Compensation 2015 [Member]
Accounting Policies [Line Items]
Stock Issued During Period, Shares, Share-based Compensation, Gross	145,980
Melbourne [Member]
Accounting Policies [Line Items]
Junk Agents, Percentage Of Market Receivable		13.00%
Perth [Member]
Accounting Policies [Line Items]
Junk Agents, Percentage Of Market Receivable		11.00%
Bad Debt Guarantee [Member] | Minimum [Member]
Accounting Policies [Line Items]
Finite-Lived Intangible Asset, Useful Life		3 years
Bad Debt Guarantee [Member] | Maximum [Member]
Accounting Policies [Line Items]
Finite-Lived Intangible Asset, Useful Life		5 years 6 months
Non Compete Agreement [Member] | Minimum [Member]
Accounting Policies [Line Items]
Finite-Lived Intangible Asset, Useful Life		9 years
Non Compete Agreement [Member] | Maximum [Member]
Accounting Policies [Line Items]
Finite-Lived Intangible Asset, Useful Life		11 years 8 months 12 days
Profit Interest Agreement [Member] | Minimum [Member]
Accounting Policies [Line Items]
Finite-Lived Intangible Asset, Useful Life		9 years
Profit Interest Agreement [Member] | Maximum [Member]
Accounting Policies [Line Items]
Finite-Lived Intangible Asset, Useful Life		11 years 8 months 12 days